                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12-31-04

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DELTA PARTNERS LLC

Address: ONE INTERNATIONAL PLACE SUITE 2401
         BOSTON MA 02110



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Camillone
Title:  Client Service Rep
Phone:  212-715-9172


Signature, Place, and Date of Signing:

Paul Camillone                     NY, NY                        2-8-05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 53 total # of positions

Form 13F Information Table Value Total: $433,747,123.50 total $ value
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

  1       28-10513                      Christopher Argyrople

  2       28-10514                      Charles Jobson

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE




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                                                       VALUATION CURRENCY: USD

         ITEM 1             ITEM 2     ITEM 3        ITEM 4              ITEM 5           ITEM 6         ITEM 7        ITEM 8
     NAME OF ISSUER         TITLE       CUSIP         FAIR             SHARES OF      INVEST. DESC.      MANA-    VOTING AUTHORITY
                              OF       NUMBER        MARKET            PRINCIPLE             SHARED      GERS
                            CLASS                     VALUE             AMMOUNT    SOLE  SHARED  OTHER           SOLE  SHARED  OTHER
                                                                                   (A)    (B)     (C)            (A)    (B)     (C)

------------------------------------------------------------------------------------------------------------------------------------
HYPERCOM CORP RSTD            OTC EQ     8358132    $   7,370,400.00  1,245,000  N        X              1,2          1,245,000
WTS HOLLYWOOD MEDIA CORP      OTC EQ    8904829A    $     415,500.00   150,000   N        X              1,2           150,000
TRIPATH TECH INC              OTC EQ     9062912    $     583,325.00   466,660   N        X              1,2           466,660
PETROHAWK ENERGY CORP SER     OTC EQ    9142500A    $   6,813,600.00    85,000   N        X              1,2            85,000
WS INNOVO GROUP 12/01/08 @    OTC EQ     9142662    $     168,000.00   160,000   N        X              1,2           160,000
ACE CASH EXPRESS INC          OTC EQ    004403101   $  11,894,402.00   401,025   N        X              1,2           401,025
AIRTRAN HLDGS INC             COMMON    00949P108   $   5,350,000.00   500,000   N        X              1,2           500,000
ALLIANCE GAMING CORPORATIO    COMMON    01859P609   $   8,878,449.00   642,900   N        X              1,2           642,900
***AGRIUM INC                 COMMON    008916108   $  18,288,990.00  1,085,400  N        X              1,2          1,085,400
AMR CORP-DEL                  COMMON    001765106   $   3,285,000.00   300,000   N        X              1,2           300,000
ON ASSIGNMENT INC             OTC EQ    682159108   $   7,422,904.00  1,430,232  N        X              1,2          1,430,232
AXT INC                       OTC EQ    00246W103   $     375,068.00   237,385   N        X              1,2           237,385
ASPEN TECHNOLOGY INC          OTC EQ    045327103   $  12,361,626.00  1,990,600  C        X              1,2          1,990,600
BLOCKBUSTER INC CL A          COMMON    093679108   $   4,770,000.00   500,000   N        X              1,2           500,000
BASF AG SPONS ADR             PREFER    055262505   $  19,618,248.00   272,400   N        X              1,2           272,400
BOYD GAMING CORP              COMMON    103304101   $  14,969,010.00   359,400   N        X              1,2           359,400
CENTRAL GARDEN & PET CO       OTC EQ    153527106   $   3,130,500.00    75,000   N        X              1,2            75,000
CASUAL MALE RETAIL GROUP I    OTC EQ    148711104   $     844,750.00   155,000   N        X              1,2           155,000
AMERICAS CAR MART INC         OTC EQ    03062T105   $   7,041,400.00   185,300   N        X              1,2           185,300
DANIELSON HOLDING CORP        COMMON    236274106   $   4,647,500.00   550,000   N        X              1,2           550,000
FIRST CASH FINANCIAL SERVI    OTC EQ    31942D107   $  20,661,788.00   773,560   N        X              1,2           773,560
GAMETECH INTERNATIONAL INC    OTC EQ    36466D102   $   4,843,038.00   988,375   N        X              1,2           988,375
HOLLY CORP NEW                COMMON    435758305   $  12,541,500.00   450,000   N        X              1,2           450,000
HYPERCOM CORP                 COMMON    44913M105   $   3,987,712.00   673,600   N        X              1,2           673,600
INTERNET CAPITAL GRP INC      OTC EQ    46059C205   $   1,953,657.00   217,073   N        X              1,2           217,073
INTRALASE CORP                OTC EQ    461169104   $   5,823,040.00   248,000   N        X              1,2           248,000
ISLE CAPRI CASINOS INC        OTC EQ    464592104   $   2,565,000.00   100,000   N        X              1,2           100,000
LONGS DRUG STORES CORP        COMMON    543162101   $   3,049,242.00   110,600   C        X              1,2           110,600
LAS VEGAS SANDS CORP          COMMON    517834107   $     360,000.00    7,500    N        X              1,2            7,500
LYONDELL PETROCHEMICAL CO     COMMON    552078107   $  17,352,000.00   600,000   N        X              1,2           600,000
MIKOHN GAMING CORP            OTC EQ    59862K108   $  10,312,902.00  1,012,061  N        X              1,2          1,012,061
MONRO MUFFLER BRAKE INC       OTC EQ    610236101   $   2,643,850.00   104,500   N        X              1,2           104,500
NCRIC GROUP INC               OTC EQ    62886P103   $   1,696,530.00   174,900   N        X              1,2           174,900
NOVA CHEMICALS CORP           COMMON    66977W109   $  31,530,180.00   666,600   N        X              1,2           666,600
NEW FRONTIER MEDIA INC        OTC EQ    644398109   $   6,552,216.00   827,300   N        X              1,2           827,300
NBTY INC                      COMMON    628782104   $  29,160,625.00  1,214,520  N        X              1,2          1,214,520
NORTHWEST AIRLINES CORP-CL    OTC EQ    667280101   $   4,918,500.00   450,000   N        X              1,2           450,000
PEP BOYS-MANNY MOE & JACK     COMMON    713278109   $   4,870,071.00   285,300   N        X              1,2           285,300
PEDIATRIX MEDICAL GROUP IN    COMMON    705324101   $  36,982,470.00   577,400   N        X              1,2           577,400
PANTRY INC                    OTC EQ    698657103   $   3,012,852.00   100,128   N        X              1,2           100,128
QC HOLDINGS INC               OTC EQ    74729T101   $   4,311,000.00   225,000   N        X              1,2           225,000
COMPANHIA VALE DO RIO DOCE    COMMON    204412209   $   8,703,000.00   300,000   N        X              1,2           300,000
STEINER LEISURE LTD           OTC EQ    P8744Y102   $  28,189,180.00   943,413   N        X              1,2           943,413
SYKES ENTERPRISES INC         OTC EQ    871237103   $   6,583,589.00   947,279   N        X              1,2           947,279
CALL TENET HEALTH JAN 25      CALL O    88033X5AE   $       4,000.00   160,000   N        X              1,2           160,000
TWEETER HOME ENTMT GROUP I    OTC EQ    901167106   $   1,942,224.00   282,300   N        X              1,2           282,300
TEXAS ROADHOUSE INC           COMMON    882681109   $   6,279,375.00   212,500   N        X              1,2           212,500
UNIFI INC                     COMMON    904677101   $  11,095,510.00  2,897,000  N        X              1,2          2,897,000
USA MOBILITY INC              OTC EQ    90341G103   $   3,102,513.00    87,865   N        X              1,2            87,865
UST INC                       COMMON    902911106   $   6,013,750.00   125,000   N        X              1,2           125,000
WELLMAN INC                   COMMON    949702104   $   6,019,539.00   563,100   N        X              1,2           563,100
WEBZEN INC                    OTC EQ    94846M102   $   7,185,403.50  1,107,150  N        X              1,2          1,107,150
ZARLINK SEMICONDUCTOR INC     COMMON    989139100   $   1,272,195.00   498,900   N        X              1,2           498,900
                                                    -----------------
                                                    $ 433,747,123.50